PROPERTY AND EQUIPMENT NET (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
PROPERTY AND EQUIPMENT NET
Depreciation	$ 345,095	$ 345,188	$ 383,476
Selling price of Oregon Property	2,726,680
Impairment charge	1,030,537	$ 211,774	$ 664,543
Rental income	27,267
Land, building, construction in process	$ 2,726,680